Equity (Details) - Schedule of Activities of the Stock Options - Stock option [Member] - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of Share Options, Cancelled
Weighted Average Exercise Price, Cancelled
Aggregate Intrinsic Value, Cancelled
Number of Share Options, Outstanding	1,634	1,634	1,634	1,634
Weighted Average Exercise Price, Outstanding	$ 941.66	$ 960	$ 941.66	$ 941.66
Weighted Average Remaining Contractual Term, Outstanding	2 years 5 months 26 days	3 years 5 months 26 days	1 year 11 months 26 days
Aggregate Intrinsic Value, Outstanding
Number of Share Options, Exercisable			1,634
Weighted Average Exercise Price, Exercisable			$ 941.66
Weighted Average Remaining Contractual Term, Exercisable			1 year 11 months 26 days
Aggregate Intrinsic Value, Exercisable